Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2013	December 31, 2012
Employee related liabilities	383	397
Employee compensated absences	128	127
Taxes other than income taxes	85	71
Advances	32	45
Payables to equity-method investments	81	45
Obligations for capacity rights	3	1
Derivative instruments	4	1
Provision for restructuring	65	75
Current portion of pension	12	16
Royalties	37	39
Others	107	125

Total	937	942